SHARE-BASED COMPENSATION	12 Months Ended
Feb. 28, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

22.         SHARE-BASED COMPENSATION

In June 2010, the Company adopted the 2010 Share Incentive Plan. The plan permits the grant of options to purchase the Class A common shares, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other instruments as deemed appropriate by the administrator under the plans. In August 2013, the Company amended and restated the 2010 Share Incentive Plan (the “Amendment”). Pursuant to the Amendment, the maximum aggregate number of Class A common shares that may be issued pursuant to all awards under the share incentive plan is equal to five percent (5%) of the total issued and outstanding shares as of the date of the Amendment. However, the shares reserved may be increased automatically if and whenever the unissued share reserve accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under this plan immediately after each such increase shall equal five percent (5%) of the then issued and outstanding shares.

In June 2020, the Company adopted the 2020 Share Incentive Plan. The 2020 Plan permits the grant of options to purchase Class A common shares, restricted shares, restricted share units and other instruments as deemed appropriate by the administrator under the plan. Pursuant to the 2020 Plan, the maximum aggregate number of shares that may be issued pursuant to all awards (including incentive share options) (the “Award Pool”) is initially five percent (5)% of the total issued and outstanding shares as of the effective date of the 2020 Plan, provided that (A) the Award Pool shall be increased automatically if and whenever the number of shares that may be issued pursuant to ungranted awards under the 2020 Plan (the “Ungranted Portion”) accounts for less than one percent (1)% of the then total issued and outstanding shares of the Company, so that for each automatic increase, the Ungranted Portion immediately after such increase shall equal five percent (5)% of the then total issued and outstanding shares of the Company, and (B) the size of the Award Pool shall be equitably adjusted in the event of any share dividend, subdivision, reclassification, recapitalization, split, reverse split, combination, consolidation or similar transactions.

The Company’s 2010 Share Incentive Plan has ceased to be used for grants of future awards upon the effectiveness of the 2020 Plan.

22.         SHARE-BASED COMPENSATION – continued

Non-vested shares – service condition

During the year ended February 28, 2021, the Company granted 1,737,898 service-based non-vested shares to employees and directors which generally vest annual in equal batches over a period of 1 to 6 years.

During the year ended February 28, 2022, the Company granted 5,685,826 service-based non-vested shares to employees and directors which generally vest annual in equal batches over a period of 0 to 8 years.

During the year ended February 28, 2023, the Company granted 2,891,157 service-based non-vested shares to employees and directors which generally vest annual in equal batches over a period of 0 to 10 years.

The activities of non-vested shares granted with service condition were summarized as follows:

	Service Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 28, 2022	8,234,467	50.55

Granted	2,891,157	11.16
Forfeited	1,343,851	43.59
Vested	2,179,432	52.33

Outstanding as of February 28, 2023	7,602,341	36.29

The Company recorded compensation expense of $146,410, $125,596 and $93,466 for the years ended February 28, 2021, 2022 and 2023 related to service-based non-vested shares, respectively.

As of February 28, 2023, the unrecognized compensation expense related to the service-based non-vested share awards amounted to $192,498, which is expected to be recognized over a weighted-average period of 3.4 years. The total fair value of service-based non-vested shares that vested during the years ended February 28, 2021, 2022 and 2023 was $111,331, $145,265 and $114,050, respectively.

Non-vested shares – performance condition

During the year ended February 28, 2023, the Company granted 7,079 performance-based non-vested shares to employees which generally vest annual in equal batches over a period of 0 to 4 years. The vesting of awards is subject to the satisfaction of both a service and performance condition based on individual performance evaluations.

22.         SHARE-BASED COMPENSATION – continued

Non-vested shares – performance condition - continued

The activities of non-vested shares granted with performance condition were summarized as follows:

	Performance Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 28, 2022	359,149	164.42

Granted	7,079	195.51
Forfeited	52,238	179.43
Vested	130,577	154.37

Outstanding as of February 28, 2023	183,413	168.50

The Company recorded compensation expense related to performance-based non-vested shares of $54,556, $45,147 and $11,608 for the years ended February 28, 2021,2022 and 2023, respectively.

As of February 28, 2023, the unrecognized compensation expense related to the performance-based non-vested share awards amounted to $26,329, which is expected to be recognized over a weighted-average period of 2.8 years.

The total fair value of performance-based non-vested share that vested was nil, $65,961 and $20,157 for the years 2021, 2022 and 2023, respectively.

Share options

Share options granted to employees and directors expire ranging from 8 to 12 years from the date of grant.

During the year ended February 28, 2021, the Company granted 82,003 share options to employees at exercise prices ranging from $208.41 to $239.01. These share options vest annually in equal batches over a period from 4 to 6 years.

During the year ended February 28, 2022, the Company granted 115,690 share options to employees at exercise prices ranging from $40.00 to $175.14. These share options vest annually in equal batches over a period from 3 to 6 years.

During the year ended February 28, 2023, the Company granted 579,661 share options to employees at exercise prices ranging from $0.03 to $18.32. These share options vest annually in equal batches over a period from 3 to 5 years.

22.         SHARE-BASED COMPENSATION – continued

Share options - continued

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended	For the year ended	For the year ended
	February 28, 2021	February 28, 2022	February 28, 2023
Risk-free interest rate(1)	0.31%‑0.51%	0.96%-1.06%	2.80%-2.88%
Expected life (years)(2)	6.25‑7.43	6.00-6.50	6.13-6.57
Expected dividend yield(3)	0%	0%	0%
Volatility(4)	35.8%‑35.9%	37.4%-58.3%	64.8%-68.4%
Fair value of options at grant date per share	$65.55 to $90.06	$4.02 to $74.82	$7.98 to $8.83
(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term were based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718.

22.         SHARE-BASED COMPENSATION – continued

Share options - continued

The activities of share options for the year ended February 28, 2023 were as follows:

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)

Outstanding as of February 28, 2022	466,425	20.00	6.54	1,049

Granted	579,661	1.54	—	—
Exercised	26,092	6.41	—	—

Outstanding as of February 28, 2023	1,019,994	9.88	7.67	14,898

Vested and expected to vest as of February 28, 2023	1,019,994	9.88	7.67	14,898
Exercisable as of February 28, 2023	390,008	17.67	5.73	3,859

The Company recorded compensation expense of $3,979, $4,089 and $3,497 for the years ended February 28, 2021,2022 and 2023 related to share options, respectively.

Total intrinsic value of options exercised for the years ended February 28, 2021,2022 and 2023 was $74,154, $6,034 and $242, respectively. The total fair value of options vested during the years ended February 28, 2021,2022 and 2023 was $4,315, $4,029 and $2,490 respectively.

As of February 28, 2023, there was $7,997 unrecognized share-based compensation expense related to share options, which is expected to be recognized over a weighted-average vesting period of 3.5 years.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods. The Group recorded the related compensation expense of $204,945, $174,832 and $108,571 for the years ended February 28, 2021, 2022 and 2023, respectively.

22.         SHARE-BASED COMPENSATION – continued

Table below shows the summary of share-based compensation expense:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2021	2022	2023

Cost of revenues	$1,803	$1,134	$11,319
Selling and marketing expenses	56,609	53,850	30,662
General and administrative expenses	146,533	119,848	66,590

Total	$204,945	$174,832	$108,571

Stock Option Exercise Price Adjustment

In September 2021, the Company’s board of directors approved the adjustment of exercise prices for certain options vesting on and after July 26, 2021 on a one-for-one basis to $3.00 per share which represented the per share fair value of the Company’s common stock as of the date of the adjustment. There was no modification to the vesting schedule or other terms of the previously issued options. As a result, 194,059 unvested options originally granted to purchase Class A common share at prices ranging from $14.49 to $239.01 per share were modified under this program.

The Company treated the adjustment of exercise price as a modification of the original awards and calculated incremental compensation costs for the difference between the fair value of the awards immediately before and after modification, which resulted in incremental stock-based compensation expense of $2,084. Expense related to vested shares was expensed on the repricing date and expense related to unvested shares is being amortized over the remaining vesting period of such stock options.